Property, plant and equipment - Summary of owned and leased assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [abstract]
Property, plant and equipment – owned	$ 82,889	$ 67,345
Right-of-use assets – leased	1,421	1,228	$ 1,178
Net book value	$ 84,310	$ 68,573